Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue
Operating expenses:
Officers' compensation	16,500	18,000	71,000	71,000
Professional fees	7,500	7,500	31,925	28,825
Research and development				11,080
Unauthorized expenses				10,320
Other	1,845	2,002	7,868	4,134
Total operating expenses	25,845	27,502	110,793	125,359
Loss from operations	(25,845)	(27,502)	(110,793)	(125,359)
Other income - net:
Proceeds from sale of subsidiary			25,000
Consulting fees relating to sale of subsidiary			(10,000)
Restitution from former officer	400
Other income-net	400		15,000
Net (Loss)	$ (25,445)	$ (20,699)	$ (95,793)	$ (125,359)
Weighted average number of common shares outstanding - basic and diluted	963,633	832,235	16,641,822	16,641,822
Net loss per common share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.01)